UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 11/30

Date of reporting period: 02/29/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS Dreyfus Pennsylvania Municipal Money Market Fund February 29, 2008 (Unaudited)
	Coupon		Maturity	Principal
Short-Term Investments--101.1%	Rate (%)		Date	Amount ($)	Value ($)

Allegheny County Hospital
Development Authority, Health
Care Revenue (Dialysis Clinic,
Inc. Project) (LOC; SunTrust
Bank)		3.25	3/7/08	1,500,000 a	1,500,000
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA)		4.75	3/7/08	1,000,000 a	1,000,000
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)		4.75	3/7/08	2,800,000 a	2,800,000
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA and Liquidity Facility;
JPMorgan Chase Bank)		4.75	3/7/08	1,000,000 a	1,000,000
Allegheny County Hospital
Development Authority, Health
Center Revenue
(Presbyterian-University
Health System, Inc.) (Insured;
MBIA and Liquidity Facility;
Wachovia Bank)		4.75	3/7/08	1,800,000 a	1,800,000
Allegheny County Hospital
Development Authority, Revenue
(Puttters Program) (University
of Pittsburgh Medical Center)
(Liquidity Facility; JPMorgan
Chase Bank and LOC; JPMorgan
Chase Bank)		3.41	3/7/08	4,000,000 a,b	4,000,000
Allegheny County Hospital
Development Authority, Revenue
(The Children's Home of
Pittsburgh Project) (LOC; PNC
Bank)		3.07	3/7/08	1,100,000 a	1,100,000
Allegheny County Industrial
Development Authority,

Residential Rental Development
Revenue (Karrington of South
Hills Assisted Living Facility
Project) (LOC; Wachovia Bank)	3.45	3/7/08	665,000 a	665,000
Allegheny County Industrial
Development Authority, Senior
Health and Housing Facilities
Revenue, Refunding (Longwood
at Oakmont Project) (Liquidity
Facility; National City Bank)	3.60	3/1/08	1,000,000 a	1,000,000
Beaver County Industrial
Development Authority, IDR
(Warehouse Real Estate
Associates, L.P. II Project)
(LOC; Citizens Bank of
Pennsylvania)	3.10	3/7/08	90,000 a	90,000
Beaver County Industrial
Development Authority, PCR,
Refunding (FirstEnergy
Generation Corporation
Project) (LOC; Barclays Bank
PLC)	3.65	3/1/08	1,000,000 a	1,000,000
Berks County Industrial
Development Authority,
Manufacturing Facilities
Revenue (The Bachman Company
Project) (LOC; PNC Bank NA)	3.12	3/7/08	515,000 a	515,000
Berks County Industrial
Development Authority, Revenue
(Beacon Container Corporation
Project) (LOC; Wachovia Bank)	3.50	3/7/08	605,000 a	605,000
Berks County Industrial
Development Authority, Revenue
(EJB Paving and Materials
Company Project) (LOC;
Wachovia Bank)	3.50	3/7/08	240,000 a	240,000
Berks County Industrial
Development Authority, Revenue
(Visiting Nurse Association of
Pottstown and Vicinity
Project) (LOC; Wachovia Bank)	3.45	3/7/08	225,000 a	225,000
Berks County Municipal Authority,
Revenue (Phoebe-Devitt Homes
Obligated Group Project) (LOC;
Banco Santander)	2.98	3/7/08	10,325,000 a	10,325,000
Blair County Hospital Authority,
HR (Altoona Hospital Project)
(Insured; AMBAC)	4.70	7/1/08	1,500,000	1,505,848
Bucks County Industrial
Development Authority, IDR
(Dunmore Corporation Project)
(LOC; Wachovia Bank)	3.55	3/7/08	1,405,000 a	1,405,000
Bucks County Industrial
Development Authority, Revenue

(Christian Life Center
Project) (LOC; Wachovia Bank)	3.45	3/7/08	255,000 a	255,000
Bucks County Industrial
Development Authority, Revenue
(LTL Color Compounders, Inc.
Project) (LOC; Wilmington
Trust Co.)	3.60	3/7/08	1,085,000 a	1,085,000
Bucks County Water and Sewer
Authority, Neshaminy
Interceptor Sewer System Sewer
Revenue (Insured; AMBAC)	4.00	6/1/08	500,000	500,547
Butler County General Authority,
Revenue (Pine-Richland School
District Project) (Insured;
FSA and Liquidity Facility;
Wachovia Bank)	3.40	3/7/08	2,045,000 a	2,045,000
Butler County Industrial
Development Authority, EDR
(Armco Inc. Project) (LOC;
Fifth Third Bank)	3.12	3/7/08	600,000 a	600,000
Butler County Industrial
Development Authority, EDR
(Butler County Family YMCA
Project) (LOC; National City
Bank)	3.17	3/7/08	6,405,000 a	6,405,000
Canon-McMillan School District,
GO Notes, Refunding (Insured;
FSA)	2.00	12/1/08	760,000 c	761,300
Chester County,
Revenue (LOC; PNC Bank)	3.21	3/7/08	1,900,000 a	1,900,000
Chester County Health and
Education Facilities
Authority, Revenue (Jenner's
Pond Project) (LOC; Citizens
Bank of Pennsylvania)	3.35	3/7/08	600,000 a	600,000
Chester County Industrial
Development Authority, Revenue
(Delaware Valley Friends
School Project) (LOC; Wachovia
Bank)	3.40	3/7/08	765,000 a	765,000
Chester County Industrial
Development Authority, Revenue
(Malvern Preparatory School
Project) (LOC; Citizens Bank
of Pennsylvania)	3.40	3/7/08	2,855,000 a	2,855,000
Chester County Industrial
Development Authority, Revenue
(YMCA of the Brandywine Valley
Project) (LOC; Fulton Bank)	3.24	3/7/08	7,500,000 a	7,500,000
Clarion Limestone Area School
District, GO Notes, TRAN	4.75	6/30/08	667,000	668,476
College Township Industrial
Develoment Authority, IDR,
Refunding (Ball Corporation

Project) (LOC; JPMorgan Chase
Bank)	3.23	3/7/08	1,600,000 a	1,600,000
Cumberland County Industrial
Development Authority, Revenue
(Lawrence Schiff Silk Mills,
Inc. Project) (LOC; Wachovia
Bank)	3.50	3/7/08	590,000 a	590,000
Cumberland County Municipal
Authority, Revenue (Messiah
Village Project) (LOC;
Citizens Bank of Pennsylvania)	3.38	3/7/08	2,395,000 a	2,395,000
Delaware County Authority,
Health System Revenue (Mercy
Health System of Southeastern
Pennsylvania Issue) (Liquidity
Facility; Westdeutsche
Landesbank and LOC;
Westdeutsche Landesbank)	5.26	3/7/08	14,640,000 a,b	14,640,000
Delaware County Industrial
Development Authority, Revenue
(Academy of Notre Dame de
Namur) (LOC; Citizens Bank of
Pennsylvania)	3.38	3/7/08	810,000 a	810,000
Delaware County Industrial
Development Authority, Revenue
(Astra Foods, Inc. Project)
(LOC; Wachovia Bank)	3.50	3/7/08	4,000,000 a	4,000,000
Delaware County Industrial
Development Authority, Revenue
(Melmark Inc. Project) (LOC;
Commerce Bank)	3.21	3/7/08	2,000,000 a	2,000,000
East Hempfield Township Industrial
Development Authority, IDR
(Mennonite Home Project) (LOC;
M&T Bank)	3.21	3/7/08	2,200,000 a	2,200,000
East Hempfield Township Industrial
Development Authority, Revenue
(BGT Realty Project) (LOC;
Fulton Bank)	3.31	3/7/08	2,750,000 a	2,750,000
East Hempfield Township Industrial
Development Authority, Revenue
(Student Lodging Inc. Project)
(LOC; Fulton Bank)	3.26	3/7/08	4,000,000 a	4,000,000
Elizabethtown Industrial
Development Authority, College
Revenue (Elizabethtown College
Project) (LOC; Fulton Bank)	3.26	3/7/08	5,685,000 a	5,685,000
Erie County Hospital Authority,
Revenue (Union City Memorial
Hospital Project) (LOC; M&T
Bank)	3.23	3/7/08	1,700,000 a	1,700,000
Exeter Township,
GO Notes (Insured; AMBAC)	4.75	7/15/08	785,000	789,874
Franklin County Industrial

Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wachovia Bank)	3.50	3/7/08	1,000,000 a	1,000,000
Franklin County Industrial
Development Authority, Revenue
(Loudon Industries Inc.
Project) (LOC; M&T Bank)	3.36	3/7/08	1,300,000 a	1,300,000
Hampden Industrial Development
Authority, Revenue
(Pennsylvania Pipe, Inc.
Project) (LOC; Wachovia Bank)	3.50	3/7/08	1,015,000 a	1,015,000
Harrisburg Authority,
Office and Parking Revenue
(Capitol Associates Project)	6.00	5/1/08	3,000,000 d	3,022,076
Harrisburg Authority,
Revenue (Haverford Township
School District Project)
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.21	3/7/08	2,190,000 a	2,190,000
Hatfield Township Industrial
Development Authority, Revenue
(H & N Packaging, Inc.
Project) (LOC; Eurohypo AG)	3.16	3/7/08	1,815,000 a	1,815,000
Hempfield School District,
GO Notes	3.00	10/15/08	2,000,000	2,006,098
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Bank)	3.21	3/7/08	2,000,000 a	2,000,000
Lancaster County Hospital
Authority, Health Center
Revenue (Luthercare Project)
(LOC; M&T Bank)	3.16	3/7/08	565,000 a	565,000
Lancaster County Hospital
Authority, HR (The Lancaster
General Hospital Project)
(Insured; AMBAC)	4.75	7/1/08	2,425,000	2,433,096
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/08	1,000,000	1,013,615
Lancaster Industrial Development
Authority, Revenue (Boose
Aluminum Foundry Project)
(LOC; Fulton Bank)	3.31	3/7/08	2,770,000 a	2,770,000
Lancaster Industrial Development
Authority, Revenue (Boose
Properties, LP Project) (LOC;
Fulton Bank)	3.31	3/7/08	2,055,000 a	2,055,000
Lancaster Industrial Development
Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Bank)	3.35	3/7/08	280,000 a	280,000
Lancaster Industrial Development

Authority, Revenue (Farm and
Home Foundation of Lancaster
County Project) (LOC; Fulton
Bank)	3.26	3/7/08	2,490,000 a	2,490,000
Lancaster Industrial Development
Authority, Revenue (RIS Paper
Company Project) (LOC; PNC
Bank NA)	3.16	3/7/08	200,000 a	200,000
Lancaster Industrial Development
Authority, Revenue (Snavely's
Mill, Inc. Project) (LOC;
Fulton Bank)	3.36	3/7/08	1,935,000 a	1,935,000
Lancaster Municipal Authority,
Revenue (Ephrata Community
Hospital Project) (LOC; Fulton
Bank)	3.20	3/7/08	2,500,000 a	2,500,000
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Liquidity Facility;
Citizens Bank of Pennsylvania)	3.60	3/1/08	4,300,000 a	4,300,000
Langhorne Manor Borough Higher
Education and Health
Authority, Retirement
Communities Revenue (Wesley
Enhanced Living Obligated
Group) (Liquidity Facility;
Citizens Bank of Pennsylvania)	3.60	3/1/08	7,000,000 a	7,000,000
Lebanon County Health Facilities
Authority, Health Center
Revenue (United Church of
Christ Homes, Inc.) (LOC;
Wachovia Bank)	3.40	3/7/08	1,740,000 a	1,740,000
Lehigh County Industrial
Development Authority, Revenue
(Impress Industries Inc.
Project) (LOC; Wachovia Bank)	3.50	3/7/08	1,405,000 a	1,405,000
Manheim Township School District,
GO (Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.18	3/7/08	1,400,000 a	1,400,000
Montgomery County Higher Education
and Health Authority, Revenue
(Liberty Lutheran Services
Project) (LOC; Bank of America)	3.38	3/7/08	1,550,000 a	1,550,000
Montgomery County Industrial
Development Authority, Revenue
(Abington Friends School
Project) (LOC; Wachovia Bank)	3.40	3/7/08	1,850,000 a	1,850,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wachovia Bank)	3.50	3/7/08	545,000 a	545,000

Montgomery County Industrial
Development Authority, Revenue
(Girl Scouts of Southeastern
Pennsylvania Project) (LOC;
Wachovia Bank)	3.45	3/7/08	600,000 a	600,000
Montgomery County Industrial
Development Authority, Revenue
(Northwestern Human Services,
Inc. Project) (LOC; Commerce
Bank)	2.46	3/7/08	12,960,000 a	12,960,000
Montgomery County Industrial
Development Authority, Revenue
(Recigno Laboratories, Inc.
Project) (LOC; Wachovia Bank)	3.50	3/7/08	975,000 a	975,000
Montgomery County Industrial
Development Authority, RRR,
Refunding (Montenay Montgomery
County Project) (Insured; MBIA)	5.00	11/1/08	4,000,000	4,047,839
Nazareth Area School District,
GO Notes (Insured; FSA)	4.00	4/1/08	300,000	300,095
New Castle Area Hospital
Authority, HR (Jameson
Memorial Hospital) (Insured;
MBIA)	5.50	7/1/08	1,605,000	1,617,635
North Coventry Township,
GO Notes (Insured; FSA)	3.50	11/15/08	400,000	401,377
North Lebanon Township Municipal
Authority, Revenue (The Penn
Laurel Girl Scout Council,
Inc. Project) (LOC; Wachovia
Bank)	3.45	3/7/08	150,000 a	150,000
North Wales Water Authority,
Rural Water Projects Revenue
Notes	3.55	4/1/08	4,000,000	4,000,000
Northampton County General Purpose
Authority, Revenue (Lafayette
College)	3.35	12/1/08	1,000,000	1,000,000
Northampton County Industrial
Development Authority, IDR
(Dorst America Project) (LOC;
Bank of America)	3.45	3/7/08	840,000 a	840,000
Northampton County Industrial
Development Authority, IDR
(S&L Plastics, Inc. Project)
(LOC; Bank of America)	3.16	3/7/08	2,525,000 a	2,525,000
Northampton County Industrial
Development Authority, Revenue
(Bardot Plastics Inc. Project)
(LOC; Wachovia Bank)	3.65	3/7/08	390,000 a	390,000
Northampton County Industrial
Development Authority, Revenue
(Reale Associated Project)
(LOC; Wachovia Bank)	3.50	3/7/08	990,000 a	990,000
Northern Tioga School District,

GO Notes (Insured; FSA)	3.00	5/15/08	430,000	430,380
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	3.50	3/7/08	1,920,000 a	1,920,000
Northumberland County Industrial
Development Authority, Revenue
(Drug Plastics and Glass
Company Project) (LOC;
Wachovia Bank)	3.50	3/7/08	680,000 a	680,000
Penn-Trafford School District,
GO Notes, Refunding (Insured;
FSA)	2.75	5/1/08	965,000 c	966,814
Pennsylvania,
GO Notes	5.00	8/1/08	750,000 d	766,455
Pennsylvania,
GO Notes	5.25	10/1/08	585,000	590,659
Pennsylvania,
GO Notes	5.00	10/15/08	800,000	809,767
Pennsylvania,
GO Notes	5.75	1/15/09	300,000	309,573
Pennsylvania,
GO Notes (Insured; FGIC)	5.00	7/1/08	550,000	552,825
Pennsylvania,
GO Notes (Insured; FGIC)	5.00	10/1/08	1,000,000	1,011,423
Pennsylvania,
GO Notes (Insured; FSA)	5.00	5/1/08	1,250,000	1,252,755
Pennsylvania,
GO Notes, Refunding	4.75	9/1/08	2,325,000	2,356,820
Pennsylvania,
GO Notes, Refunding	5.25	2/1/09	580,000	597,096
Pennsylvania Economic Development
Financing Authority, EDR (CTP
Carrera, Inc. Project) (LOC;
PNC Bank NA)	3.12	3/7/08	900,000 a	900,000
Pennsylvania Economic Development
Financing Authority, EDR
(Delweld Industries Project)
(LOC; PNC Bank NA)	3.12	3/7/08	750,000 a	750,000
Pennsylvania Economic Development
Financing Authority, EDR
(Pittsburgh Flexicore Company, Inc.
Project) (LOC; PNC Bank NA)	3.12	3/7/08	1,150,000 a	1,150,000
Pennsylvania Economic Development
Financing Authority, EDR
(Plastikos Realty Project)
(LOC; PNC Bank NA)	3.16	3/7/08	600,000 a	600,000
Pennsylvania Economic Development
Financing Authority, EDR
(PMF Industries, Inc. Project)
(LOC; PNC Bank NA)	3.12	3/7/08	800,000 a	800,000
Pennsylvania Economic Development
Financing Authority, EDR (Siem
Tool Company/PRJP Partnership

Project) (LOC; PNC Bank NA)	3.12	3/7/08	1,410,000 a	1,410,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Conestoga Wood Specialties
Corporation Project)
(LOC; Wachovia Bank)	3.50	3/7/08	800,000 a	800,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Material Technology and
Logistics, Inc. Project) (LOC;
Wachovia Bank)	3.50	3/7/08	1,175,000 a	1,175,000
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (University of
Pennsylvania)	5.00	8/15/08	4,520,000	4,557,100
Pennsylvania Higher Educational
Facilities Authority, HR
(Phoenixville Hospital)
(Liquidity Facility; Lloyds
TSB Bank PLC and LOC; Lloyds
TSB Bank PLC)	3.26	3/7/08	11,420,000 a,b	11,420,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; MBIA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	4.04	3/7/08	3,260,000 a	3,260,000
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University) (Insured;
MBIA)	5.00	4/1/08	750,000 d	758,974
Pennsylvania Housing Finance
Agency, SFMR	3.75	10/1/08	360,000	361,024
Pennsylvania State University,
GO (Putters Program)
(Liquidity Facility; JPMorgan
Chase Bank)	3.41	3/7/08	4,330,000 a,b	4,330,000
Pennsylvania State University,
Revenue, Refunding	4.00	3/1/09	250,000	254,434
Pennsylvania Turnpike Commission,
Registration Fee Revenue,
Refunding (Insured; FSA and
Liquidity Facility; JPMorgan
Chase Bank)	3.16	3/7/08	675,000 a	675,000
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.25	7/1/08	1,000,000	1,007,158
Philadelphia,
Gas Works Revenue (Insured;
FSA)	5.25	8/1/08	2,465,000	2,480,334
Philadelphia,
Multi-Modal GO, Refunding
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	3.16	3/7/08	3,000,000 a	3,000,000

Philadelphia,
Water and Wastewater Revenue
(Insured; MBIA)	6.25	8/1/08	800,000	809,712
Philadelphia Authority for
Industrial Development, IDR (I
Rice Associates LP Project)
(LOC; Wachovia Bank)	3.50	3/7/08	535,000 a	535,000
Philadelphia Authority for
Industrial Development,
Revenue (Girard Estate Aramark
Tower Acquisition Project)
(LOC; JPMorgan Chase Bank)	3.40	3/7/08	500,000 a	500,000
Philadelphia Authority for
Industrial Development,
Revenue (Lannett Company)
(LOC; Wachovia Bank)	3.50	3/7/08	230,000 a	230,000
Philadelphia Authority for
Industrial Development,
Revenue (National Board of
Medical Examiners Project)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	8.00	3/7/08	6,800,000 a	6,800,000
Philadelphia Authority for
Industrial Development,
Revenue (Today's Graphics,
Inc. Project) (LOC; Wachovia
Bank)	3.50	3/7/08	265,000 a	265,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, Health System
Revenue (Jefferson Health
System) (Insured; MBIA)	5.25	5/15/08	500,000	501,769
Philadelphia Hospitals and Higher
Education Facilities
Authority, Revenue (The
Philadelphia School) (LOC;
Wachovia Bank)	3.40	3/7/08	335,000 a	335,000
Philadelphia Redevelopment
Authority, Revenue (The
Presbyterian Home at 58th
Street Project) (LOC; Wachovia
Bank)	3.40	3/7/08	2,380,000 a	2,380,000
Philadelphia School District,
GO Notes, Refunding (Insured;
MBIA)	5.00	10/1/08	1,000,000	1,008,537
Pittsburgh School District,
GO Notes, Refunding (Insured;
FSA)	5.00	3/1/08	350,000	350,000
Puttable Floating Option Tax
Exempt Receipts (Lehigh County
General Purpose Authority, HR
(Saint Luke's Hospital of
Bethlehem, Pennsylvania
Project)) (Liquidity Facility;

Merrill Lynch Capital Services
and LOC; Merrill Lynch)	4.06	3/7/08	14,680,000 a,b	14,680,000
Scranton-Lackawanna Health and
Welfare Authority, HR,
Refunding (The Community
Medical Center Project)
(Insured; FGIC)	4.80	7/1/08	500,000	502,028
State Public School Building
Authority, College Revenue
(Westmoreland County Community
College Project) (Insured; FSA)	2.50	10/15/08	290,000 c	290,873
State Public School Building
Authority, College Revenue
(Westmoreland County Community
College Project) (Insured; FSA)	2.50	10/15/08	250,000 c	250,753
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; FSA)	4.00	6/1/08	1,000,000	1,003,078
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; FSA)	5.00	6/1/08	1,500,000	1,508,350
Telford Industrial Development
Authority, IDR (Ridgetop
Associates Project) (LOC; Bank
of America)	3.16	3/7/08	4,980,000 a	4,980,000
Temple University of the
Commonwealth System of Higher
Education, University Funding
Obligations	4.25	4/24/08	3,000,000	3,002,688
Upper Dauphin Industrial
Development Authority, Revenue
(United Church of Christ
Homes, Inc. Project) (LOC;
Wachovia Bank)	3.40	3/7/08	1,565,000 a	1,565,000
York County,
GO Notes, TRAN	3.50	6/30/08	3,645,000	3,653,718
York County Industrial Development
Authority, Revenue (495
Leasing Project) (LOC;
Wachovia Bank)	3.50	3/7/08	600,000 a	600,000
York Redevelopment Authority,
Revenue (LOC; M&T Bank)	3.26	3/7/08	3,350,000 a	3,350,000

Total Investments (cost $282,087,973)			101.1%	282,087,973
Liabilities, Less Cash and Receivables			(1.1%)	(3,026,880)
Net Assets			100.0%	279,061,093

a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, these securities amounted to $49,070,000 or 17.6% of net assets.
c	Purchased on a delayed delivery basis.
d	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue

TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of February 29, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	282,087,973		0

Level 3 - Significant Unobservable Inputs	0		0

Total	282,087,973		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

Date: April 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: April 22, 2008

Date: April 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)